Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	Perritt Funds, Inc.
Entity Central Index Key	0001286087
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Perritt MicroCap Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Perritt MicroCap Opportunities Fund
Class Name	Perritt MicroCap Opportunities Fund
Trading Symbol	PRCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Perritt MicroCap Opportunities Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.perrittcap.com/literature/. You can also request this information by contacting us at 1-800-332-3133.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-332-3133
Additional Information Website	https://www.perrittcap.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Perritt MicroCap Opportunities Fund	$188	1.73%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended October 31, 2024, the Fund’s performance relative to the Bloomberg US Micro Cap Total Return  Index was aided by its overweight allocation to the Materials sector, and by individual holdings within the Consumer Discretionary sector. The primary detractors were the Fund’s underweightings to the Healthcare and Financial sectors, and individual holdings within the Industrial sector.
During the period, the strategy continued it’s high allocation to profitable companies, as measured by those companies posting positive earnings per share. The portfolio’s allocation to profitable companies stood at approximately 70% compared to approximately 30% for the  Bloomberg US Micro Cap Total Return Index. This overweight allocation to profitable companies detracted from the fund’s relative performance during the period as investors risk appetites for unprofitable growth companies increased and drove performance of those securities following the avoidance of a US recession and easing inflationary pressures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	17.56	8.10	5.23
Bloomberg US Aggregate Equity Total Return Index**	37.75	14.55	12.40
Bloomberg US Micro Cap Total Return Index	26.56	8.72	5.46
Russell 2000 Index	34.07	8.50	7.94
Russell Microcap Index	35.25	8.05	6.72
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.perrittcap.com/literature/ for more recent performance information. Visit https://www.perrittcap.com/literature/ for more recent performance information.
Net Assets	$ 62,093,023
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 532,465
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$62,093,023
Number of Holdings	126
Net Advisory Fee	$532,465
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Silvercrest Asset Management Group, Inc.	4.6%
Miller Industries, Inc.	4.2%
Northern Technologies International Corp.	3.7%
Perma-Fix Environmental Services, Inc.	3.5%
Radiant Logistics, Inc.	3.4%
Legacy Housing Corp.	3.1%
DLH Holdings Corp.	2.3%
Bel Fuse, Inc.	1.7%
U.S. Global Investors, Inc.	1.6%
Northwest Pipe Co.	1.6%

Top Sectors**	(%)
Industrials	30.2%
Consumer Discretionary	14.2%
Information Technology	13.2%
Financials	12.5%
Materials	10.1%
Health Care	7.2%
Energy	6.9%
Communication Services	1.2%
Consumer Staples	1.0%
Cash & Other	3.5%
[2],[3]
Material Fund Change [Text Block]
Other Material Fund Changes:
During the fiscal year the Perritt Microcap Opportunities Fund was merged with the Perritt Ultra Microcap Fund. The Perritt Microcap Opportunities Fund is considered the surviving entity.

Updated Prospectus Web Address	https://www.perrittcap.com/literature/

[1]
**	The Fund currently compares its performance to that of the Bloomberg US Aggregate Equity Total Return Index and the Bloomberg US Micro Cap Total Return Index (the “New Indices”). Previously, the Fund compared its performance to that of the Russell 2000® Index and the Rusell Microcap® Index (the “Former Indices”). The Fund’s investment adviser believes that the New Indices provide a more appropriate basis for comparing the Fund’s performance than the Former Indices.

[2]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Percentages are based on a percent of net assets.